Annual Fund Operating Expenses	0 Months Ended
	Dec. 01, 2011
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Social Sustainability Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	2.24%
Total Annual Fund Operating Expenses	2.89%
Fee Waivers	(1.89%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.94%	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[4]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.74%	[3]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[4]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[3]
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.62%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.55%	[3]
(WFA Large Cap Stock Funds - Class R) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class R
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[5]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[6]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[3]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[3]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[3]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[7]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[3]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	[8]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.66%	[3]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[9]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.29%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[3]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.29%	[2]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	[2]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	[3]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.72%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[10]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.68%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver	1.86%	[10]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	2.40%
Total Annual Fund Operating Expenses	3.05%
Fee Waivers	(1.80%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Social Sustainability Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	2.40%
Total Annual Fund Operating Expenses	3.80%
Fee Waivers	(1.80%)
Total Annual Fund Operating Expenses After Fee Waiver	2.00%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.97%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[11]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[11]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.98%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[11]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Operating Expenses:
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.22%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Growth Fund) | Class C
Operating Expenses:
Management Fees	0.66%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.97%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	2.00%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.87%	[2]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	2.05%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.12%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	2.05%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.87%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Operating Expenses:
Management Fees	0.64%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	1.87%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[12]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Strategic Large Cap Growth Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.02%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.83%	[12]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.68%
Fee Waivers	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.67%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[13]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[13]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Operating Expenses:
Management Fees	0.63%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.99%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[13]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[3]
(WFA Large Cap Stock Funds - Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	2.05%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.89%	[3]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.32% for Class R. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.85% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.17% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.10% for Class A and 1.85% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through November 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, and 2.00% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.07% for Class A and 1.82% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.17% for Class A, 1.92% for Class B, and 1.92% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.